CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (STATEMENTS OF CASH FLOWS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows used in operating activities:
Net loss	$ (25,323,660)	$ (31,465,947)	$ (24,056,359)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,922,057	3,346,438	4,163,497
Equity in loss of subsidiaries and variable interest entities	(429,458)	1,946	76,412
Share-based compensation	183,814	570,681	842,290
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(657,416)	9,492,824	8,036,598
Amounts due from subsidiaries	374,746	(149,088)	(158,835)
Accrued expenses and other current liabilities	3,738,607	10,058,611	3,804,911
Net cash (used in) provided by operating activities	2,823,826	(6,330,251)	(8,994,630)
Cash flows from investing activities:
Restricted cash		12,365,432	2,500,000
Net cash provided by (used in) investing activities	(15,253,570)	(1,832,641)	790,626
Net increase (decrease) in cash and cash equivalents	(10,814,951)	(19,464,806)	9,936,978
Cash and cash equivalents at the beginning of the year	19,466,735	38,932,934	29,012,381
Cash and cash equivalents at the end of the year	8,541,890	19,466,735	38,932,934
Parent Company [Member]
Cash flows used in operating activities:
Net loss	(23,400,346)	(31,077,215)	(23,967,870)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,384	5,761	19,163
Equity in loss of subsidiaries and variable interest entities		1	1,284
Impairment losses recognised on amounts due from subsidiaries	21,437,535	40,144,181	19,118,382
Share-based compensation	183,814	570,681	842,290
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	27,710	63,856	125,292
Amounts due from subsidiaries	500,740	(10,529,497)	(327,047)
Accrued expenses and other current liabilities	1,931,385	(11,104,209)	2,596,939
Net cash (used in) provided by operating activities	682,222	(11,926,441)	(1,591,567)
Cash flows from investing activities:
Restricted cash		11,933,535	1,592,050
Net cash provided by (used in) investing activities		11,933,535	1,592,050
Net increase (decrease) in cash and cash equivalents	682,222	7,094	483
Cash and cash equivalents at the beginning of the year	7,873	779	296
Cash and cash equivalents at the end of the year	$ 690,095	$ 7,873	$ 779